Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of financial assets [line items]
Value at risk	£ 125.3	£ 103.5	£ 109.1
Average
Disclosure of financial assets [line items]
Value at risk	142.4	103.4	79.6
Maximum
Disclosure of financial assets [line items]
Value at risk	216.3	113.5	118.3
Minimum
Disclosure of financial assets [line items]
Value at risk	70.0	93.7	53.4
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	128.4	101.1	96.8
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	143.6	107.8	73.8
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	202.3	126.5	120.0
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	66.2	92.8	45.8
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	36.9	23.9	35.1
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	36.3	24.9	27.4
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	42.0	38.5	42.0
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	29.6	19.9	19.3
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(40.1)	(21.5)	(22.8)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	£ (37.6)	£ (29.2)	£ (21.7)